Interest in the Stable Master Trust (Details) - EBP Plan No. 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Percentage interest in Master Trust (as a percent)	97.38%	97.19%
Net assets available for benefits	$ 71,680,974,169	$ 63,252,937,108
Net increase (decrease)	8,428,037,061
Net assets:
Beginning of year	63,252,937,108
End of year	71,680,974,169
Plan interest in the Stable Value Master Trust investment income	161,207,334
Master Trust
EBP, Master Trust [Line Items]
Investment in Master Trust, contract value	5,574,840,553	5,506,604,695
Accrued expenses	(341,994)	(343,482)
Net assets available for benefits	5,574,498,559	5,506,261,213
Interest	167,208,963
Net transfers	(97,548,229)
Investment management and other expenses	(1,423,388)
Net increase (decrease)	68,237,346
Net assets:
Beginning of year	5,506,261,213
End of year	5,574,498,559
Master Trust | Short-term investment fund
EBP, Master Trust [Line Items]
Investment in Master Trust, contract value	52,641,084	79,503,123
Master Trust | Fixed maturity synthetic guaranteed investment contracts
EBP, Master Trust [Line Items]
Investment in Master Trust, contract value	538,518,434	482,446,942
Master Trust | Constant duration synthetic guaranteed investment contracts
EBP, Master Trust [Line Items]
Investment in Master Trust, contract value	4,190,550,023	4,148,004,782
Master Trust | Insurance company separate account guaranteed investment contracts
EBP, Master Trust [Line Items]
Investment in Master Trust, contract value	793,131,012	796,649,848
Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investment in Master Trust, contract value	5,428,848,371	5,351,619,718
Accrued expenses	(333,038)	(333,815)
Net assets available for benefits	5,428,515,333	5,351,285,903
Net increase (decrease)	161,207,334
Net assets:
Beginning of year	5,351,285,903
End of year	5,428,515,333
Plan Interest in Master Trust | Short-term investment fund
EBP, Master Trust [Line Items]
Investment in Master Trust, contract value	51,262,536	77,265,485
Plan Interest in Master Trust | Fixed maturity synthetic guaranteed investment contracts
EBP, Master Trust [Line Items]
Investment in Master Trust, contract value	524,415,881	468,868,334
Plan Interest in Master Trust | Constant duration synthetic guaranteed investment contracts
EBP, Master Trust [Line Items]
Investment in Master Trust, contract value	4,080,809,209	4,031,257,991
Plan Interest in Master Trust | Insurance company separate account guaranteed investment contracts
EBP, Master Trust [Line Items]
Investment in Master Trust, contract value	$ 772,360,745	$ 774,227,908